Preferred Stock, Convertible Preferred Stock, Common Stock and Stockholders’ Deficit (Details Narrative) - USD ($)									3 Months Ended								9 Months Ended		12 Months Ended
	Jul. 26, 2024	Jun. 03, 2024	May 01, 2024	Feb. 05, 2024	Dec. 31, 2023		Sep. 12, 2023	Sep. 12, 2023	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Sep. 30, 2023	Jun. 30, 2023		Mar. 31, 2023		Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023		Dec. 31, 2022		Dec. 31, 2024	Sep. 04, 2024	Jul. 15, 2024	Jul. 10, 2024	May 31, 2024	Apr. 18, 2024	Feb. 21, 2024	Sep. 19, 2023	Dec. 31, 2021	[1]
Class of Stock [Line Items]
Convertible preferred stock, shares outstanding					0				0								0		0
Common stock, shares authorized					330,000,000				330,000,000								330,000,000		330,000,000		330,000,000
Common stock par value					$ 0.0001				$ 0.0001								$ 0.0001		$ 0.0001		$ 0.0001					$ 0.0001
Common stock shares issued					3,552,223				9,310,522								9,310,522		3,552,223		859,000
Common stock, shares outstanding					3,552,223				9,310,522								9,310,522		3,552,223		859,000
Common stock dividend									$ 0								$ 0
Issuance of common stock in lieu of cash per settlement agreement , shares																	125,847	718,574	718,574		10,974
Number of shares issued for lieu of cash interest																	1,581				1,618
Warrants to purchase shares	698,812				1,341,217				7,348,765								7,348,765		1,341,217									196,500
Exercise of common stock warrants, shares																	1,787,500
Number of common stock from stock splits																	79,438
Number of common stock from exercises of stock options																		19,773	19,773
Number of shares for debt settlement																		38,782	38,782
Number of shares for common stock for deferred compensation settlement																		4,683	4,683
Number of shares for Non-Redemption and PIPE Agreement Investor																		130,682	130,682
Number of shares for Forward Purchase Agreement																		100,000	100,000
Number of shares for stockholders																		1,668,339	1,676,919
Exercise of warrant	$ 1.90																							$ 1.14
Issuance of stock, value												$ 11,000							$ 11,000
Outstanding shares							3,552,223	3,552,223
Redemption of outstanding warrants per share								$ 0.01
Share Price					$ 20.00				$ 20.00								$ 20.00		$ 20.00
Convertible notes payable					$ 2,867,000				$ 5,485,000								$ 5,485,000		$ 2,867,000		$ 5,425,000
Proceeds from Issuance of Warrants																	2,835,000
Gross proceeds																		1,250,000	$ 1,250,000		$ 500,000
Proceeds from Warrant Exercises																	$ 2,000
Convertible Notes Payable [Member]
Class of Stock [Line Items]
Convertible notes payable																												$ 1,000,000.0
Private Placement Warrants [Member]
Class of Stock [Line Items]
Warrants to purchase shares					191,217				791,217								791,217		191,217
Exercise of warrant							$ 115.00	115.00
Public Warrants [Member]
Class of Stock [Line Items]
Warrants to purchase shares					1,150,000				1,150,000								1,150,000		1,150,000
Exercise of warrant							$ 115.00	$ 115.00
Class of warrants or rights warrants issued during the period units					1,150,000			1,150,000
Redemption Of Warrants [Member] | Share Price Equal Or Less Ten Point Zero Rupees Per Dollar [Member]
Class of Stock [Line Items]
Class of warrants, redemption notice period							30 days	30 days
Redemption Of Warrants [Member] | Share Price Equal Or Exceeds Eighteen Rupees Per Dollar [Member]
Class of Stock [Line Items]
Share Price							$ 180.00	$ 180.00
Placement Agent Warrant [Member]
Class of Stock [Line Items]
Outstanding shares									129,478								129,478
Placement Agent Warrant [Member] | April Public Offering [Member]
Class of Stock [Line Items]
Exercise of warrant																												$ 6.60
Warrant exercisable years																												5 years
Warrants issued to purchase shares of common stock																												75,988
Placement Agent Warrant [Member] | May Inducement Offer [Member]
Class of Stock [Line Items]
Exercise of warrant		$ 3.75
Warrant exercisable years		5 years
Warrants issued to purchase shares of common stock		53,490
Series A Warrants [Member]
Class of Stock [Line Items]
Warrants to purchase shares																												1,519,750
Exercise of warrant																									$ 1.52			$ 6.00
Warrant exercisable years																												5 years
Outstanding shares									1,401,635								1,401,635
Warrants issued to purchase shares of common stock																												256,885
Series A Warrants [Member] | Convertible Notes Payable [Member]
Class of Stock [Line Items]
Convertible notes payable																												$ 1,000,000.0
Series B Warrants [Member]
Class of Stock [Line Items]
Warrants to purchase shares									267,300								267,300											1,519,750
Exercise of warrant									$ 2.00								$ 2.00								1.52			$ 6.00
Warrant exercisable years																												1 year
Outstanding shares									1,134,335								1,134,335
Warrants issued to purchase shares of common stock																												256,885
Gross proceeds																	$ 500,000
Series B Warrants [Member] | Convertible Notes Payable [Member]
Class of Stock [Line Items]
Convertible notes payable																												$ 1,000,000.0
Series C Warrants [Member]
Class of Stock [Line Items]
Warrants to purchase shares									802,500								802,500											1,519,750
Exercise of warrant									$ 2.00								$ 2.00											$ 6.00
Warrant exercisable years																												4 months
Outstanding shares									0								0
Warrants issued to purchase shares of common stock																												256,885
Gross proceeds																	$ 1,600,000
Series C Warrants [Member] | Convertible Notes Payable [Member]
Class of Stock [Line Items]
Convertible notes payable																												$ 1,000,000.0
Series B-1 Warrants [Member]
Class of Stock [Line Items]
Warrants to purchase shares		267,300
Exercise of warrant		$ 2.00																							1.52
Warrant exercisable years		5 years
Series B1 Warrant [Member]
Class of Stock [Line Items]
Warrants to purchase shares									567,300								567,300
Exercise of warrant																									1.52
Outstanding shares									567,300								567,300
Series C-1 Warrants [Member]
Class of Stock [Line Items]
Warrants to purchase shares		802,500
Exercise of warrant		$ 2.00
Warrant exercisable years		5 years
Number of shares purchased		50,000
Series C1 Warrant [Member]
Class of Stock [Line Items]
Warrants to purchase shares									1,065,000								1,065,000
Exercise of warrant									$ 1.52								$ 1.52								1.52
Outstanding shares									1,065,000								1,065,000
Series D Warrants [Member]
Class of Stock [Line Items]
Warrants to purchase shares		1,069,800
Exercise of warrant		$ 3.00
Warrant exercisable years		5 years 6 months
Deemed dividend		$ 1,700,000
Series D Warrant [Member]
Class of Stock [Line Items]
Warrants to purchase shares									1,069,800								1,069,800
Exercise of warrant																									$ 1.52
Outstanding shares									1,069,800								1,069,800
Board of Directors [Member]
Class of Stock [Line Items]
Issuance of common stock in lieu of cash per settlement agreement , shares	7,500,000
Issuance of stock, value	$ 2,000,000.0
Percentage of strategic investment	25.00%
Common Stock [Member]
Class of Stock [Line Items]
Common stock shares issued					3,552,223														3,552,223		858,373
Common stock, shares outstanding					3,552,223														3,552,223		858,373
Issuance of common stock in lieu of cash per settlement agreement , shares	698,812		13,943																155
Number of shares issued											5,000										5,786
Warrants to purchase shares	600,000																											1,323,250
Convertible Note conversion, shares									184,810	256,886							441,696		38,782
Exercise of stock options, shares																	196,500
Subscription agreement, shares																	698,812
Number of common stock from exercises of stock options												2,082	2,082		15,609				19,773		10,974
Exercise of warrant	$ 1.431																											$ 4.00
Issuance of stock, value
Outstanding shares					3,552,223	[1]			9,310,522	3,572,679	6,469,115	3,543,643	880,346	[2]	876,957	[2]	9,310,522	3,543,643	3,552,223	[1]	858,373	[1]									829,481
Share Price	$ 1.431
Common Stock [Member] | Series B1 Warrant [Member]
Class of Stock [Line Items]
Warrants to purchase shares	375,000
Exercise of warrant	$ 1.52
Warrant exercisable years		5 years
Warrant [Member]
Class of Stock [Line Items]
Warrants to purchase shares	600,000																										53,490	75,988
Exercise of warrant	$ 1.90
Issuance of stock, value																	$ 1,000,000.0
Warrants issued to purchase shares of common stock					7,348,765				7,348,765								7,348,765		7,348,765
Warrant [Member] | Private Warrants [Member]
Class of Stock [Line Items]
Outstanding shares					191,217				791,217								791,217		191,217
Warrant [Member] | Public Warrants [Member]
Class of Stock [Line Items]
Outstanding shares									1,150,000								1,150,000						1,150,000
Warrants To Purchase Restricted Shares [Member] | Warrant [Member]
Class of Stock [Line Items]
Outstanding shares									40,000								40,000
Term Note Agreement [Member]
Class of Stock [Line Items]
Issuance of common stock in lieu of cash per settlement agreement , shares																	20,000	155	155
Number of shares issued																	13,875				5,786
Number of shares issued as interest paid in kind																		4,282	4,282
Inducement Offer Letter Agreement [Member] | Series B Warrants And Series C Warrants [Member]
Class of Stock [Line Items]
Warrants to purchase shares																											1,069,800
Exercise of warrant																											$ 6.00
Inducement Offer Letter Agreement [Member] | Series B-1 Warrants [Member]
Class of Stock [Line Items]
Warrants to purchase shares																											267,300
Inducement Offer Letter Agreement [Member] | Series C-1 Warrants [Member]
Class of Stock [Line Items]
Exercise of warrant																											$ 2.00
Inducement Offer Letter Agreement [Member] | Series C-1 Warrants [Member] | Maximum [Member]
Class of Stock [Line Items]
Warrants to purchase shares																											802,500
Inducement Offer Letter Agreement [Member] | Series D Common Stock [Member] | Maximum [Member]
Class of Stock [Line Items]
Warrants to purchase shares																											1,069,800
Subscription Agreement [Member] | Warrant [Member]
Class of Stock [Line Items]
Warrants to purchase shares	600,000
F L A G Merger [Member] | Private Placement Warrants [Member]
Class of Stock [Line Items]
Exercise of warrant							115.00	$ 115.00
Class of warrants or rights warrants issued during the period units								191,217
F L A G Merger [Member] | Public Warrants [Member]
Class of Stock [Line Items]
Exercise of warrant							115.00	$ 115.00
F L A G Merger [Member] | Redemption Of Warrants [Member] | Share Price Equal Or Exceeds Eighteen Rupees Per Dollar [Member]
Class of Stock [Line Items]
Share Price							$ 180.00	$ 180.00
Settlement Agreement [Member] | Restricted Stock [Member]
Class of Stock [Line Items]
Issuance of common stock in lieu of cash per settlement agreement , shares				20,000
Exercise of warrant				$ 13.20																									$ 13.20
Warrant exercisable years	3 years			5 years																									5 years
Warrant or right, outstanding				40,000																									40,000
Preferred Stock [Member]
Class of Stock [Line Items]
Number of shares authorized																														1,000,000
Preferred stock par value per share																														$ 0.0001
Preferred stock outstanding					0				0								0		0
Voting Common Stock [Member]
Class of Stock [Line Items]
Common stock, shares authorized					312,000,000				312,000,000								312,000,000		312,000,000
Nonvoting Common Stock [Member]
Class of Stock [Line Items]
Common stock, shares authorized					18,000,000				18,000,000								18,000,000		18,000,000
Common stock, shares outstanding					1,800,000				1,800,000								1,800,000		1,800,000		0
Series A Warrants [Member]
Class of Stock [Line Items]
Warrants to purchase shares									375,000								375,000
Proceeds from Issuance of Warrants									$ 600,000
Series C Warrants [Member]
Class of Stock [Line Items]
Issuance of common stock in lieu of cash per settlement agreement , shares									336,635
Warrants to purchase shares									637,500								637,500
Exercise of warrant									$ 1.52								$ 1.52
Proceeds from Issuance of Warrants									$ 1,000,000.0
Series B Warrants [Member]
Class of Stock [Line Items]
Warrants to purchase shares									375,000								375,000
Exercise of warrant									$ 1.52								$ 1.52
Proceeds from Issuance of Warrants									$ 600,000
Series B1 Warrant [Member]
Class of Stock [Line Items]
Warrants to purchase shares									75,000								75,000
Proceeds from Issuance of Warrants									$ 100,000
Series C1 Warrant [Member]
Class of Stock [Line Items]
Warrants to purchase shares									325,000								325,000
Proceeds from Issuance of Warrants									$ 500,000
Proceeds from Warrant Exercises																	$ 100,000

[1]	Retroactively restated for the reverse recapitalization as described in Note 1 and Note 3.
[2]	Retroactively restated for reverse recapitalization.